PREPAID EXPENSES AND OTHER ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER ASSETS
Prepayments	€ 2,372	€ 249
Deposits	50
Other assets	20	14
Prepaid Expenses and Other Assets	2,442	263
Prepayments, Exclusivity fee and working capital payments	€ 1,187	€ 0